Investments in Securities - Schedule of Marketable Securities at Cost and Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		$ 65,597	$ 71,299
Gross Unrealized Gains		295	335
Gross Unrealized Losses		(351)	(404)
Fair Value	$ 8,021	65,541	71,230
U.S. Treasury bills
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		55,009	60,801
Gross Unrealized Gains		190	131
Gross Unrealized Losses		0	0
Fair Value		55,199	60,932
Municipal bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	8,023	9,631	9,543
Gross Unrealized Gains	0	38	148
Gross Unrealized Losses	(2)	(351)	(404)
Fair Value	$ 8,021	9,318	9,287
Corporate/government bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		479	477
Gross Unrealized Gains		33	29
Gross Unrealized Losses		0	0
Fair Value		512	506
Other bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		478	478
Gross Unrealized Gains		34	27
Gross Unrealized Losses		0	0
Fair Value		$ 512	$ 505